Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	$ 150,025	$ 148,202	$ 148,202
Accumulated depreciation	(146,189)	(126,902)	(99,254)
Property and Equipment, Net	3,836	21,300	48,948
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	132,911	132,911	132,911
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	14,084	12,261	12,261
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	$ 3,030	$ 3,030	$ 3,030